Fair Value Measurements (Narrative) (Detail) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense	$ 68,388,000	$ 36,833,000	$ (73,802,000)	$ 11,477,000	$ (96,325,000)	$ (128,986,000)	$ (13,232,000)	$ (8,663,000)	$ (157,398,000)	$ (121,817,000)	$ (308,279,000)	$ (125,978,000)
Reduction of "Other comprehensive income (loss)"										83,752,000	(2,045,000)	(5,148,000)
Proceeds from sale of other investments										135,571,000	0	6,894,000
Other than temporary impairment of cost investments											2,000,000
Other than temporary impairment for equity method investments											2,600,000	4,800,000
Interest Rate Swap Maturity Date		September 30, 2013								September 30, 2013
Interest rate swap fair value		0				76,939,000				0	76,939,000
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Notional amount		2,500,000,000								2,500,000,000
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of marketable securities										130,900,000
Income tax expense										48,600,000
Reduction of "Other comprehensive income (loss)"										82,300,000
Proceeds from sale of other investments										$ 135,500,000